CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total		Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2021	£ 296,449		£ 1,114	£ 247	£ 30,003	£ (155)	£ 278,839	£ 161	£ 0	£ (13,760)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	35,737						35,737
Issuance of shares related to acquisitions	1,505								1,505
Exercise of options	8,926		21	8,905
Hyperinflation adjustment	433						433
Transaction with owners	46,601		21	8,905			36,170		1,505
Profit for the year	83,093	[1]					83,093
Other comprehensive income	6,580									6,580
Total comprehensive income for the year attributable to the equity holders of the Company	89,673						83,093			6,580
Ending balance at Jun. 30, 2022	432,723		1,135	9,152	30,003	(155)	398,102	161	1,505	(7,180)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	29,418						29,418
Issuance of shares related to acquisitions	18,143		4		12,802				5,337
Exercise of options	5,578		16	5,473		128	(39)
Hyperinflation adjustment	1,282						1,282
Transaction with owners	54,421		20	5,473	12,802	128	30,661		5,337
Profit for the year	94,163	[1]					94,163
Other comprehensive income	(9,999)									(9,999)
Total comprehensive income for the year attributable to the equity holders of the Company	84,164						94,163			(9,999)
Ending balance at Jun. 30, 2023	571,308	[2]	1,155	14,625	42,805	(27)	522,926	161	6,842	(17,179)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	33,592						33,592
Issuance of shares related to acquisitions	13,807		14		20,635				(6,842)
Exercise of options	6,667		11	6,655		1
Transaction with owners	54,066		25	6,655	20,635	1	33,592		(6,842)
Profit for the year	17,122						17,122
Other comprehensive income	(3,041)								278	(3,319)
Total comprehensive income for the year attributable to the equity holders of the Company	14,081						17,122		278	(3,319)
Ending balance at Jun. 30, 2024	£ 639,455		£ 1,180	£ 21,280	£ 63,440	£ (26)	£ 573,640	£ 161	£ 278	£ (20,498)

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities
[2]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).